Accounts payable and accrued liabilities (Details)	Jan. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Accounts payable and accrued liabilities
Trade payables	$ 847,751		$ 2,203,468	$ 1,636,034	$ 46,054	$ 16,976
Accrued liabilities	262,813		219,999	162,565	118,446	110,614
Total	$ 1,110,564	$ 1,798,599	$ 2,423,467	$ 1,798,599	$ 164,500	$ 127,590